Sales - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales
Revenue from sale of gold	$ 157,923	$ 316,930	$ 230,498
Less: Royalty contributions (see Note 2(k))	(17,733)	(12,974)	(11,749)
Revenue from sale of goods	$ 801,199	$ 863,470	$ 637,619